Note Employee benefits (Funded Status of the Plan) (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at end of year	$ 685,823	$ 767,539
Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at end of year	(754,558)	(816,988)	$ (778,658)
Fair value of plan assets at end of year	685,823	767,539	697,129
Funded status at year end	(68,735)	(49,449)	(81,529)
OPEB Plan
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at end of year	(153,415)	(170,720)	(162,365)
Fair value of plan assets at end of year	0	0	0
Funded status at year end	$ (153,415)	$ (170,720)	$ (162,365)